Stock-Based Compensation - CEC Stock Option Grants and Exercises (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		0
Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			0	1,844,332	1,500,770
Weighted Average Grant-Date Fair Value per share (1)	[1]		$ 0.00	$ 3.38	$ 10.27
Weighted Average Exercise Price per Share (1)	[1]		$ 0.00	$ 10.04	$ 21.18
Number of options exercised			11,101	58,700	317,703
Cash received for options exercised	[2]		$ 0	$ 0	$ 3
Aggregate intrinsic value of options exercised (2)	[2]		$ 0	$ 0	$ 2

[1]	Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.
[2]	2016 and 2015 amounts are immaterial.